Other Current Assets - 6K (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Prepaid expenses	$ 524	$ 476	$ 78
Insurance claims	22	14	22
Other	342	167	204
Total	$ 888	$ 657	$ 304